Revenues (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Revenues by Type and Geography

The following tables disaggregate revenues by type and geography and reconcile them to reportable segments (see note 4).

Revenues by type (millions of U.S. dollars)	Legal Professionals		Corporates		Tax, Audit & Accounting Professionals		Reuters		Global Print		Eliminations/ Rounding		Total
Year ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Recurring	2,789	2,828	1,670	1,543	937	867	712	668	-	-	(24)	(24)	6,084	5,882
Transactions	79	94	317	301	365	298	141	164	-	-	-	-	902	857
Global Print	-	-	-	-	-	-	-	-	490	519	-	-	490	519
Total	2,868	2,922	1,987	1,844	1,302	1,165	853	832	490	519	(24)	(24)	7,476	7,258

Revenues by geography(1) (millions of U.S. dollars)	Legal Professionals		Corporates		Tax, Audit & Accounting Professionals		Reuters		Global Print		Eliminations/ Rounding		Total
Year ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
U.S.	2,238	2,352	1,515	1,431	1,033	926	219	219	382	400	(24)	(24)	5,363	5,304
Canada	114	103	15	14	41	38	5	6	37	44	-	-	212	205
Other	33	31	98	85	180	155	10	9	11	12	-	-	332	292
Americas	2,385	2,486	1,628	1,530	1,254	1,119	234	234	430	456	(24)	(24)	5,907	5,801
U.K.	302	272	155	141	26	25	436	425	35	35	-	-	954	898
Other	51	43	144	120	4	4	130	121	5	6	-	-	334	294
EMEA	353	315	299	261	30	29	566	546	40	41	-	-	1,288	1,192
Asia Pacific	130	121	60	53	18	17	53	52	20	22	-	-	281	265
Total	2,868	2,922	1,987	1,844	1,302	1,165	853	832	490	519	(24)	(24)	7,476	7,258

(1)
Revenues by geography are based on the location of the customer. Revenues from the Reuters agreement with the Data & Analytics business of London Stock Exchange Group ("LSEG"), the Company’s largest customer, are included entirely in the U.K. Canada represents the Company's country of domicile. Americas represents North America, Latin America and South America and EMEA represents Europe, Middle East and Africa.

Summary of Deferred Income	The following table includes contract liabilities:

	December 31,
(millions of U.S. dollars)	2025	2024	2023
Deferred revenue	1,251	1,062	992

Summary of Remaining Performance Obligations	The Company expects to recognize these revenues as follows:

	December 31,
	2025	2024
1 year	27%	27%
Between 1 and 2 years	15%	14%
Between 2 and 3 years	9%	9%
Later than 3 years	49%	50%